INTANGIBLE ASSETS (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		29 Months Ended	0 Months Ended
	Oct. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 15, 2013 Patents	May 07, 2013 Patents	Apr. 23, 2013 Patents	Apr. 17, 2013 Patents
Amortization expense		$ 384,977		$ 860,657		$ 860,657
Cost of IP Relay Patent Acquired										350,000
Number of Patents Acquired	4						14			41
Patent Valuation							$ 1,100,000	$ 1,000,000	$ 1,135,512